FAIR VALUE (Details) - USD ($)		Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 35,620,583	$ 40,203,857
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		7,235,837
Fair Value, Inputs, Level 1 [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		854,831
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		6,381,006
Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	[1]	0
Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member] | Asset Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	[1]	0
Fair Value, Inputs, Level 1 [Member] | Advanced Materials [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Advanced Materials [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Automotive [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Automotive [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Automotive [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Equipment Leasing [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Equipment Leasing [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Semiconductor Equipment [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		6,381,006
Fair Value, Inputs, Level 1 [Member] | Aerospace [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Aerospace [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 1 [Member] | Medical Devices [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	[1]	0
Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member] | Asset Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	[1]	0
Fair Value, Inputs, Level 2 [Member] | Advanced Materials [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Advanced Materials [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Automotive [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Automotive [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Automotive [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Equipment Leasing [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Equipment Leasing [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Semiconductor Equipment [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Aerospace [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Aerospace [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 2 [Member] | Medical Devices [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		28,125,998
Fair Value, Inputs, Level 3 [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		24,473,832
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		206,168
Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		1,731,960
Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	[1]	1,714,038
Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member] | Asset Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	[1]	1,714,038
Fair Value, Inputs, Level 3 [Member] | Advanced Materials [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		100,000
Fair Value, Inputs, Level 3 [Member] | Advanced Materials [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		202,672
Fair Value, Inputs, Level 3 [Member] | Automotive [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		3,498,707
Fair Value, Inputs, Level 3 [Member] | Automotive [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		286
Fair Value, Inputs, Level 3 [Member] | Automotive [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		543,346
Fair Value, Inputs, Level 3 [Member] | Equipment Leasing [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		3,210
Fair Value, Inputs, Level 3 [Member] | Equipment Leasing [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		488,901
Fair Value, Inputs, Level 3 [Member] | Semiconductor Equipment [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0
Fair Value, Inputs, Level 3 [Member] | Aerospace [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		6,559,791
Fair Value, Inputs, Level 3 [Member] | Aerospace [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		699,713
Fair Value, Inputs, Level 3 [Member] | Medical Devices [Member] | Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 14,315,334

[1]	Asset derivatives include warrants.